CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 81,179	$ 11,770	¥ 38,251
Prepaid expenses and other current assets, net	46,891	6,799	42,859
Total current assets	149,673	21,701	483,958
Non-current assets:
Long term investments	30,148	4,371	30,148
Total non-current assets	30,322	4,396	552,538
TOTAL ASSETS	179,995	26,097	1,036,496
Current liabilities:
Accrued employee benefits	23,678	3,433	26,064
Accrued expenses and other current liabilities	67,757	9,824	69,363
Total current liabilities	377,700	54,762	1,680,645
Total liabilities	392,050	56,843	1,727,039
Shareholders' deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 436,816,529 and 436,816,529 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	338	44	338
Additional paid-in capital	1,581,771	229,335	1,581,771
Treasury stock	(15,332)	(2,223)	(15,332)
Statutory reserves	1,326	192	1,326
Accumulated deficit	(1,784,129)	(258,674)	(2,239,219)
Accumulated other comprehensive (loss)/income	3,971	580	(14,273)
Total shareholder's deficit	(212,055)	(30,746)	(690,543)		¥ (674,498)	¥ (589,777)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	179,995	26,097	1,036,496
Parent
Current assets:
Cash and cash equivalents	800	116	740	$ 107	¥ 757	¥ 880
Prepaid expenses and other current assets, net	1,487	216	1,297
Total current assets	2,287	332	2,037
Non-current assets:
Long term investments	20,045	2,906	20,045
Investments in subsidiaries and consolidated VIEs	(227,203)	(32,941)	(703,779)
Total non-current assets	(207,158)	(30,035)	(683,734)
TOTAL ASSETS	(204,871)	(29,703)	(681,697)
Current liabilities:
Accrued employee benefits	1,532	222	1,415
Amount due to related parties	3,587	520
Accrued expenses and other current liabilities	2,065	299	2,277
Total current liabilities	7,184	1,041	3,692
Total liabilities	7,184	1,041	3,692
Shareholders' deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 436,816,529 and 436,816,529 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	338	44	338
Additional paid-in capital	1,581,771	229,335	1,581,771
Treasury stock	(15,332)	(2,223)	(15,332)
Statutory reserves	1,326	192	1,326
Accumulated deficit	(1,784,129)	(258,674)	(2,239,219)
Accumulated other comprehensive (loss)/income	3,971	582	(14,273)
Total shareholder's deficit	(212,055)	(30,744)	(685,389)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	¥ (204,871)	$ (29,703)	¥ (681,697)